Consolidated Balance Sheets	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 203,586,692	¥ 239,077,430
Time deposits	17,165,400
Short-term investments		372,375,701
Accounts receivable, net	27,561,509	5,617,195
Inventories	50,718,849	71,467,517
Prepaid expenses and other current assets	159,587,212	108,274,731
Total current assets	458,619,662	796,812,574
Non-current assets
Property and equipment, net	691,875,923	720,035,970
Intangible assets, net	147,448,242	96,018,313
Operating lease right-of-use assets	849,079,096	946,872,784
Other non-current assets	68,415,741	82,270,359
Total non-current assets	1,756,819,002	1,845,197,426
Total assets	2,215,438,664	2,642,010,000
Current liabilities
Bank borrowings, current	538,232,521	407,807,493
Accounts payable	224,849,282	105,673,391
Contract liabilities	40,714,834	22,122,305
Operating lease liabilities	200,877,880	180,468,426
Derivative financial liabilities		269,251,436
Other current liabilities	338,153,970	310,454,355
Total current liabilities	1,395,832,695	1,318,262,369
Non-current liabilities
Bank borrowings, non-current	5,266,370	8,800,016
Contract liabilities	5,271,661	3,311,176
Operating lease liabilities	707,688,605	820,248,803
Derivative financial liabilities		19,083,004
Convertible notes, at fair value	420,712,380	354,080,264
Other non-current liabilities	8,896,258	7,919,952
Total non-current liabilities	1,242,035,184	1,213,443,215
Total liabilities	2,637,867,879	2,531,705,584
Commitments and contingencies
Shareholders’ (deficit) equity
Ordinary shares (US$0.00000939586994067732 par value, 500,000,000 shares authorized, 166,217,880 shares and 158,248,149 shares issued and outstanding as of December 31, 2023, respectively, 149,181,538 shares and 140,938,555 shares issued and outstanding as of December 31, 2022, respectively)	9,733	8,616
Additional paid-in capital	1,807,715,296	1,472,014,651
Accumulated losses	(2,256,423,775)	(1,380,173,392)
Accumulated other comprehensive income	21,491,865	17,000,825
Treasury shares (7,969,731 and 8,242,983 ordinary shares as of December 31, 2023 and 2022, respectively)
Total (deficit) equity attributable to shareholders of the Company	(427,206,881)	108,850,700
Non-controlling interests	4,777,666	1,453,716
Total shareholders’ (deficit) equity	(422,429,215)	110,304,416
Total liabilities and shareholders’ (deficit) equity	2,215,438,664	2,642,010,000
Related Party
Current liabilities
Amount due to related parties	53,004,208	22,484,963
Non-current liabilities
Amount due to related parties	¥ 94,199,910